Financial Instruments - Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables	[1]	$ 158,930	$ 78,289
Trade and other payables	[1]	(158,276)	(43,626)
Total		(2,574,912)	(1,532,230)
Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables	[1]
Trade and other payables	[1]
Total		(617,135)
Fair value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Trade and other receivables	[1]	158,930	78,289
Trade and other payables	[1]	(158,276)	(43,626)
Total		(1,782,207)	(283,483)
Level 1 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents		552,064	1,669,089
Other current financial assets		565	631
Other long-term financial assets		9,767	6,633
Level 1 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents
Other current financial assets
Other long-term financial assets
Level 1 [Member] | Fair value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Cash and cash equivalents		552,064	1,669,089
Other current financial assets		565	631
Other long-term financial assets		9,767	6,633
Level 2 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities		(26,483)	(29,061)
Other long-term financial liabilities			(14,938)
Indebtedness	[2]	(3,098,058)	(3,199,247)
Level 2 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities
Indebtedness	[2]
Level 2 [Member] | Fair value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other current financial liabilities		(26,272)	(29,300)
Other long-term financial liabilities			(14,388)
Indebtedness	[2]	(1,688,023)	$ (1,950,811)
Level 2, Level 3 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other long-term financial liabilities		(13,421)
Level 2, Level 3 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other long-term financial liabilities		(617,135)
Level 2, Level 3 [Member] | Fair value [Member]
Schedule of Financial Assets and Financial Liabilities and Fair Values Hierarchy [Line Items]
Other long-term financial liabilities		$ (630,962)

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.
[2]	Indebtedness excludes deferred financing costs, prepayment options and loss on prepayment.